SHIPS, PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Beginning balance	$ 475,303
Impairment losses recognised in profit and loss	1	$ 138	$ 0
Ending balance	437,479	475,303
Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	658,222	519,839
Additions	33,504	9,090
Disposals	(4,587)	(4,482)
Acquisition of subsidiary (Note 39.1 and Note 39.2)		243,883
Reclassification to inventories (Note 12)	(70,204)	(109,501)
Reclassified to disposal group held for sale (Note 38)		659
Effect of foreign currency exchange differences	(191)	52
Ending balance	616,744	658,222	519,839
Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(103,657)	(127,539)
Disposals	4,580	2,455
Reclassification		0
Reclassification to inventories (Note 12)	(8,982)	(451)
Reclassified to disposal group held for sale (Note 38)		(45,026)
Effect of foreign currency exchange differences	(167)	79
Ending balance	(115,846)	(103,657)	(127,539)
Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation	25,917	22,042
Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation	1	1,929
Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(79,262)	(87,103)
Disposals		2,001
Reclassification to inventories (Note 12)	(12,287)	(22,122)
Reclassified to disposal group held for sale (Note 38)		(138)
Ending balance	(63,419)	(79,262)	(87,103)
Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	(3,557)	5,148
Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	1	11,272
Office equipment, furniture and fittings and motor vehicles [member]
Statement1 [Line Items]
Beginning balance	102
Ending balance	96	102
Office equipment, furniture and fittings and motor vehicles [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	4,339	4,994
Additions	49	67
Disposals	(30)	(118)
Acquisition of subsidiary (Note 39.1 and Note 39.2)		0
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		659
Effect of foreign currency exchange differences	(169)	55
Ending balance	4,189	4,339	4,994
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(4,237)	(4,607)
Disposals	30	117
Reclassification
Reclassification to inventories (Note 12)	0	(451)
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	(167)	76
Ending balance	(4,092)	(4,237)	(4,607)
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation	51	39
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation	1	83
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals		0
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		(138)
Ending balance	(1)	0	0
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	0	0
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	1	138
Plant and equipment [Member]
Statement1 [Line Items]
Beginning balance	407
Ending balance	254	407
Plant and equipment [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	4,357	4,802
Additions	0	0
Disposals	(25)	(738)
Acquisition of subsidiary (Note 39.1 and Note 39.2)		287
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	(1)	6
Ending balance	4,331	4,357	4,802
Plant and equipment [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(3,950)	(4,307)
Disposals	18	738
Reclassification
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	0	3
Ending balance	(4,077)	(3,950)	(4,307)
Plant and equipment [Member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation	145	378
Plant and equipment [Member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation	0	0
Plant and equipment [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals		0
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Ending balance	0	0	0
Plant and equipment [Member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	0	0
Plant and equipment [Member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	0	0
Ships [member]
Statement1 [Line Items]
Beginning balance	465,926
Ending balance	426,757	465,926
Ships [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	633,068	497,569
Additions	25,626	1,716
Disposals	0	(24)
Acquisition of subsidiary (Note 39.1 and Note 39.2)		239,773
Reclassification to inventories (Note 12)	(69,599)	(105,966)
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	0	0
Ending balance	589,095	633,068	497,569
Ships [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(89,373)	(114,018)
Disposals	0	0
Reclassification		1,013
Reclassification to inventories (Note 12)	(8,811)	0
Reclassified to disposal group held for sale (Note 38)		(43,921)
Effect of foreign currency exchange differences	0	0
Ending balance	(99,230)	(89,373)	(114,018)
Ships [member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation	18,668	16,478
Ships [member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation	0	1,785
Ships [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(77,769)	(83,479)
Disposals		1,109
Reclassification to inventories (Note 12)	(11,853)	(19,700)
Reclassified to disposal group held for sale (Note 38)		0
Ending balance	(63,108)	(77,769)	(83,479)
Ships [member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	(2,808)	5,148
Ships [member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	0	9,951
Drydocking [Member]
Statement1 [Line Items]
Beginning balance	8,145
Ending balance	9,670	8,145
Drydocking [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	15,425	11,432
Additions	7,829	7,307
Disposals	(4,532)	(3,602)
Acquisition of subsidiary (Note 39.1 and Note 39.2)		3,823
Reclassification to inventories (Note 12)	(605)	(3,535)
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	0	0
Ending balance	18,117	15,425	11,432
Drydocking [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(6,097)	(4,607)
Disposals	4,532	1,600
Reclassification		(1,013)
Reclassification to inventories (Note 12)	(171)	0
Reclassified to disposal group held for sale (Note 38)		(1,105)
Effect of foreign currency exchange differences	0	0
Ending balance	(8,447)	(6,097)	(4,607)
Drydocking [Member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation	7,053	5,147
Drydocking [Member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation	0	61
Drydocking [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(1,183)	(3,314)
Disposals		892
Reclassification to inventories (Note 12)	(434)	(2,422)
Reclassified to disposal group held for sale (Note 38)		0
Ending balance	0	(1,183)	(3,314)
Drydocking [Member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	(749)	0
Drydocking [Member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	0	1,183
Construction in progress [member]
Statement1 [Line Items]
Beginning balance	464
Ending balance	464	464
Construction in progress [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	774	774
Additions	0	0
Disposals	0	0
Acquisition of subsidiary (Note 39.1 and Note 39.2)		0
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	0	0
Ending balance	774	774	774
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals	0	0
Reclassification
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0	0
Construction in progress [member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation	0	0
Construction in progress [member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation	0
Construction in progress [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(310)	(310)
Disposals		0
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Ending balance	(310)	(310)	(310)
Construction in progress [member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	0	0
Construction in progress [member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	0	0
Free hold land and buildings [Member]
Statement1 [Line Items]
Beginning balance	259
Ending balance	238	259
Free hold land and buildings [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	259	268
Additions	0	0
Disposals	0	0
Acquisition of subsidiary (Note 39.1 and Note 39.2)		0
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	(21)	(9)
Ending balance	238	259	268
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals	0	0
Reclassification
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0	0
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member] | Continue operations [member]
Statement1 [Line Items]
Depreciation	0	0
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member] | Discontinued operations [member]
Statement1 [Line Items]
Depreciation	0
Free hold land and buildings [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Disposals		0
Reclassification to inventories (Note 12)	0	0
Reclassified to disposal group held for sale (Note 38)		0
Ending balance	0	0	$ 0
Free hold land and buildings [Member] | Accumulated impairment [member] | Continue operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	0	0
Free hold land and buildings [Member] | Accumulated impairment [member] | Discontinued operations [member]
Statement1 [Line Items]
Impairment losses recognised in profit and loss	$ 0	$ 0